Liquidity, Capital Resources and Going Concern	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Liquidity, Capital Resources and Going Concern

4.	Liquidity, Capital Resources and Going Concern

The Company has incurred significant losses and has deficiencies in both working capital and total capital. The Company’s management continues to finance its cash needs through promissory and convertible promissory notes, and the issuance of membership units. These conditions raise substantial doubt regarding the Company’s ability to continue as a going concern. If management is unsuccessful in its efforts to generate profitable operations and/or continue to receive financial support, the Company may not be able to continue as a going concern. The ability of the Company to continue as a going concern and to meet its obligations will be dependent upon successful sales of product and a return to successful operations and cash flows as well as the potential issuance of equity interests. The accompanying consolidated financial statements do not reflect any adjustment that might result from the outcome of this uncertainty.